LEASE - Cash paid for amounts included in the measurement of lease liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 33,252	¥ 30,536
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 25,349	¥ 36,236